UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6384

        Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:         10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	October 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.9% (1.3% of Total Investments)
$ 2,680	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,815,903
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 14.5% (10.0% of Total Investments)
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,227,564
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,290,516
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,353,468
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Aaa	1,822,638
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Aaa	1,913,237
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Aaa	2,009,165
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AAA	1,760,854
	FSA Insured
2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,117,040
	3/15/20 – FSA Insured
2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist	3/11 at 102.00	A–	2,464,278
	University Project, Series 2001, 5.625%, 3/01/26
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 –	4/12 at 100.00	AAA	5,272,900
	FSA Insured

20,075	Total Education and Civic Organizations			21,231,660

	Energy – 2.1% (1.4% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/08 at 102.00	BBB–	3,066,150
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)

	Health Care – 14.4% (10.0% of Total Investments)
3,500	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	3/07 at 101.00	AAA	3,541,965
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	AA	1,866,888
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	AA	1,959,450
5,750	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	BBB	4,383,858
2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	AA–	2,055,300
	Healthcare System, Series 2001A, 5.125%, 5/15/29
1,760	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series	8/09 at 102.00	BB–	1,846,698
	1999, 6.250%, 8/15/19
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	2,186,040
	Series 2004, 5.875%, 12/01/24
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,189,280
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1	1,072,930
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31

21,590	Total Health Care			21,102,409

	Housing/Multifamily – 3.4% (2.4% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – MBIA Insured	8/11 at 102.00	Aaa	2,050,840
750	6.050%, 8/01/36 – MBIA Insured	8/11 at 102.00	Aaa	769,043
2,064	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	2,209,140
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.250%, 9/20/35

4,814	Total Housing/Multifamily			5,029,023

	Housing/Single Family – 4.0% (2.7% of Total Investments)
2,478	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	2,614,116
	Bonds, Series 2001A-3, 6.180%, 4/01/33
110	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	3/07 at 100.00	A3	112,087
	1991A, 8.500%, 9/01/11
2,900	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	3,010,867
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)
55	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	57,108
	Bonds, Series 1995, 8.125%, 1/01/11

5,543	Total Housing/Single Family			5,794,178

	Long-Term Care – 5.9% (4.1% of Total Investments)
	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue
	Bonds, Buckner Retirement Services Inc. Obligated Group, Series 1998:
3,400	5.250%, 11/15/19	11/08 at 101.00	A–	3,487,210
5,000	5.250%, 11/15/28	11/08 at 101.00	A–	5,116,350

8,400	Total Long-Term Care			8,603,560

	Materials – 4.3% (3.0% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	3/10 at 101.00	BBB	3,222,150
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I.	4/07 at 101.00	A	3,065,100
	DuPont de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)

6,000	Total Materials			6,287,250

	Tax Obligation/General – 45.5% (31.4% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	AA	1,343,727
	5.000%, 6/15/19
2,500	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,639,550
	2006, 5.000%, 2/15/36
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,271,467
	2006A, 5.000%, 8/15/22
4,130	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	8/09 at 75.34	AAA	2,778,210
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – MBIA Insured
1,275	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – MBIA Insured	8/12 at 100.00	AAA	1,348,338
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AAA	2,509,430
	of Obligation, Series 2002, 5.500%, 9/01/21 – FSA Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005,	7/12 at 100.00	AA	2,742,318
	5.000%, 7/15/25
2,110	Duncanville Independent School District, Dallas County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	2,236,853
	Series 2005, 5.000%, 2/15/26
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – FSA Insured	No Opt. Call	AAA	1,935,938
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	AAA	1,384,118
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	AAA	1,372,312
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	AAA	3,845,312
	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AAA	2,662,675
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,380,431
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AAA	5,331,050
1,500	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	1,585,125
	Series 2002, 5.250%, 2/01/21
5,220	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 46.74	AAA	2,175,331
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/21
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,064,900
	2004, 5.000%, 2/15/20
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,078,377
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,799,129
	2005, 5.000%, 2/15/34
1,545	Montgomery County, Texas, General Obligation Refunding Bonds, Series 1997, 0.000%, 3/01/14 –	9/07 at 72.39	AAA	1,081,222
	MBIA Insured
925	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	995,800
	Refunding Bonds, Series 2000, 5.875%, 8/15/25
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	BBB	584,305
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,188,533
1,165	5.000%, 8/15/23 – FSA Insured	8/15 at 100.00	AAA	1,243,871
1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%,	8/12 at 100.00	AAA	1,574,266
	8/15/17 – AMBAC Insured
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,329,863
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,235,999
5,000	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	Aa1	5,332,350
	5.000%, 4/01/33
2,000	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/11 at 100.00	Aa1	2,125,720
	5.250%, 8/01/23
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002,	10/12 at 100.00	Aa1	1,595,760
	5.000%, 10/01/18
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	454,260
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	404,880

68,935	Total Tax Obligation/General			66,631,420

	Tax Obligation/Limited – 1.6% (1.2% of Total Investments)
2,250	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,386,642
	5.250%, 11/15/22 – MBIA Insured

	Transportation – 6.4% (4.4% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	AAA	1,084,180
	MBIA Insured
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	3,458,208
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	2,668,302
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	2,112,140
	FSA Insured (Alternative Minimum Tax)

8,860	Total Transportation			9,322,830

	U.S. Guaranteed – 20.5% (14.1% of Total Investments) (4)
	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA (4)	2,250,700
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA (4)	3,599,830
2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	6/11 at 101.00	A+ (4)	2,246,780
	Memorial Hermann Healthcare System, Series 2001A, 6.375%, 6/01/29 (Pre-refunded 6/01/11)
1,500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke’s	8/11 at 100.00	AAA	1,623,225
	Episcopal Hospital, Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	AAA	1,190,590
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – MBIA Insured (ETM)
1,075	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,162,419
	Refunding Bonds, Series 2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AAA	3,228,875
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17) (5)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AAA	1,891,890
	2/01/20 (Pre-refunded 2/01/12)
1,050	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/08 at 101.00	A+ (4)	1,096,389
	Adventist Health System – Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20
	(Pre-refunded 11/15/08)
3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A+ (4)	3,914,400
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20
	(Pre-refunded 11/15/10)
2,000	Tarrant County Health Facilities Development Corporation, Texas, Tax-Exempt Mortgage Revenue	1/08 at 105.00	AAA	2,151,260
	Bonds, South Central Nursing Homes Inc., Series 1997A, 6.000%, 1/01/37 (Pre-refunded
	1/01/08) – MBIA Insured
5,290	Weslaco Independent School District, Hidalgo County, Texas, General Obligation School Building	2/10 at 100.00	Aaa	5,604,702
	Bonds, Series 2000, 5.500%, 2/15/25 (Pre-refunded 2/15/10)

26,915	Total U.S. Guaranteed			29,961,060

	Utilities – 9.5% (6.6% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	2,994,611
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	4/09 at 101.00	BBB–	2,469,936
	5.375%, 4/01/19
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	AAA	5,301,850
	AMBAC Insured
2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	2/10 at 100.00	AAA	2,113,360
	TECO Project, Series 2000, 5.750%, 2/15/15 – AMBAC Insured (Alternative Minimum Tax)
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	1,032,020
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

12,960	Total Utilities			13,911,777

	Water and Sewer – 10.8% (7.4% of Total Investments)
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	AAA	1,074,425
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	AAA	1,098,207
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	3,260,250
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,793,615
	5.500%, 12/01/17 – FSA Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	AAA	1,783,874
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	AAA	1,863,998
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AAA	1,331,543
	Series 2004A, 5.000%, 3/01/22 – MBIA Insured
1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	7/09 at 100.00	AAA	1,567,635
	5.500%, 7/15/21

14,735	Total Water and Sewer			15,773,547

$ 206,757	Total Investments (cost $200,995,650) – 144.8%			211,917,409

	Other Assets Less Liabilities – 2.4%			3,415,096

	Preferred Shares, at Liquidation Value – (47.2)%			(69,000,000)

	Net Assets Applicable to Common Shares – 100%			$146,332,505

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $200,916,493.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$11,129,587
Depreciation	(128,671)

Net unrealized appreciation (depreciation) of investments	$11,000,916

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2006

* Print the name and title of each signing officer under his or her signature.